Acquisitions and divestitures - Nacala (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current assets and liabilities held for sale and discontinued operations
Proceeds from disposal of assets and investments		$ 142	$ 1,481	$ 922
Transactions with noncontrolling stockholders		$ 812	$ 17	98
Nacala Logistics Corridor
Non-current assets and liabilities held for sale and discontinued operations
Proportion of ownership interest in subsidiary.	66.70%
Mitsui & Co., Ltd
Non-current assets and liabilities held for sale and discontinued operations
Consideration received from the sale of interest in subsidiary	$ 690
Nacala Logistics Corridor
Non-current assets and liabilities held for sale and discontinued operations
Gain related to sale and the re-measurement at fair value				447
Proceeds from disposal of assets and investments				435
Transactions with noncontrolling stockholders				$ 255
Nacala Logistics Corridor | Mitsui & Co., Ltd
Non-current assets and liabilities held for sale and discontinued operations
Percentage of ownership interest sold	50.00%
Vale Mocambique | Mitsui & Co., Ltd
Non-current assets and liabilities held for sale and discontinued operations
Percentage of ownership interest sold	15.00%